Expense Example, No Redemption {- Fidelity Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund AMCIZ PRO-14 - Fidelity Real Estate Income Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Real Estate Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 497
3 Years	703
5 Years	925
10 Years	1,564
Fidelity Advisor Real Estate Income Fund: Class M
Expense Example, No Redemption:
1 Year	499
3 Years	709
5 Years	936
10 Years	1,587
Fidelity Advisor Real Estate Income Fund: Class C
Expense Example, No Redemption:
1 Year	177
3 Years	548
5 Years	944
10 Years	1,853
Fidelity Advisor Real Estate Income Fund: Class I
Expense Example, No Redemption:
1 Year	73
3 Years	227
5 Years	395
10 Years	883
Fidelity Advisor Real Estate Income Fund: Class Z
Expense Example, No Redemption:
1 Year	61
3 Years	192
5 Years	335
10 Years	$ 750